SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

31.	SUBSEQUENT EVENTS

In January 2017, the Company took delivery of the Suezmax newbuilding Front Classic and the LR2 newbuildings Front Antares and Front Vega.

In January 2017, the Company approached DHT Holdings, Inc. (NYSE: DHT), or DHT, with a non-binding proposal for a possible business combination whereby the Company would acquire all outstanding shares of common stock of DHT in a stock-for-stock transaction at a ratio of 0.725 Company shares for each DHT share. The proposal was declined by DHT’s board of directors. The Company, together with its affiliates, has also acquired 15,356,009 shares of DHT, representing approximately 16.4% of DHT's outstanding common stock based on 93,366,062 common stock outstanding. Of the total, the Company purchased 10,891,009 shares for an aggregate cost of $46.1 million. In February 2017, Frontline presented a final offer of 0.80 Frontline shares per DHT share, which was also declined by DHT’s board of directors.

In February 2017, the Company took delivery of the VLCC newbuilding Front Duchess.

In February 2017, the Company announced a cash dividend of $0.15 per share for the fourth quarter of 2016.

In February 2017, the Company signed a second senior secured term loan facility in an amount of up to $321.6 million. The facility will be provided by China Exim Bank and will be insured by China Export and Credit Insurance Corporation. The facility matures in 2033, carries an interest rate of LIBOR plus a margin in line with the Company's other credit facilities and has an amortization profile of 15 years. This facility will be used to part finance eight of our newbuildings and will be secured by four Suezmax tankers and four Aframax/LR2 tankers.

In February 2017, the Company acquired two VLCC newbuildings under construction at Daewoo Shipbuilding & Marine Engineering at a net purchase price of $77.5 million each. The vessels are due for delivery in September and October 2017.

In March 2017, the lease with Ship Finance for the 1998-built VLCC Front Century was terminated. The Company expects to record a gain on this lease termination of $20.3 million in the first quarter of 2017.

In March 2017, the Company took delivery of the Suezmax newbuilding Front Clipper.